Condensed Consolidated Statements of Operations (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues
Policy charges	$ 1,530	$ 1,849	$ 1,670	$ 1,506
Premiums	603	724	635	531
Net investment income	1,417	1,849	1,825	1,844
Net realized investment gains (losses), net of other-than-temporary impairment losses	(603)	678	319	(1,676)
Other revenues	7	17	7	3
Total revenues	2,954	5,117	4,456	2,208
Benefits and expenses
Interest credited to policyholder account values	806	1,067	1,038	1,033
Benefits and claims	1,074	1,354	1,227	1,062
Policyholder dividends		59	54	67
Amortization of deferred policy acquisition costs	132	374	575	65
Other expenses, net of deferrals	782	922	863	830
Total benefits and expenses	2,794	3,776	3,757	3,057
Income (loss) before federal income taxes and noncontrolling interests	160	1,341	699	(849)
Federal income tax expense (benefit)	4	313	99	(427)	[1]
Net income (loss)	156	1,028	600	(422)
Less: Loss attributable to noncontrolling interest, net of tax	(75)	(82)	(61)	(56)
Net income (loss) attributable to Nationwide Life Insurance Company	$ 231	$ 1,110	$ 661	$ (366)

[1]	The balances reflect a change in accounting principle, as described in Note 2.